Subsequent Events (Details) (Subsequent Event [Member], USD $)	1 Months Ended			3 Months Ended
	Mar. 31, 2014	Feb. 28, 2014	Jan. 31, 2014	Mar. 31, 2014
Subsequent Event [Line Items]
Subscriptions	$ 19,140,000	$ 533,000		$ 19,673,000
Withdrawals	14,516,054	1,740,125	1,337,346	11,438,584
Total Index Series [Member]
Subsequent Event [Line Items]
Subscriptions	19,140,000	533,000		19,673,000
Withdrawals	10,931,466	1,709,115	1,208,466	8,013,885
Agricultural Sector Series [Member]
Subsequent Event [Line Items]
Withdrawals	$ 3,584,588	$ 31,010	$ 128,880	$ 3,424,699